Right of use assets and Lease liabilities	12 Months Ended
Dec. 31, 2025
Right Of Use Assets And Lease Liabilities
Right of use assets and Lease liabilities

Note 22 Right of use assets and Lease liabilities

Right of use assets

The net book value of lands, buildings, machinery, fixtures and accessories, and other property, plant and equipment corresponds to financial lease contracts. The movement for assets by right of use is as follows:

	Land and buildings	Machinery	Fixtures, accessories and other properties, plants and equipment	Total
	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2024
Historic cost	51,646,199	8,632,533	6,204,646	66,483,378
Accumulated depreciation	(20,795,664)	(6,083,151)	(3,859,342)	(30,738,157)
Book Value	30,850,535	2,549,382	2,345,304	35,745,221
Additions	14,742,255	710,231	3,875,974	19,328,460
Additions for business combinations (cost) (2)	119,480	-	-	119,480
Conversion effect historic (cost)	(394,723)	(493,868)	(16,876)	(905,467)
Depreciation (*)	(8,414,007)	(2,156,709)	(1,403,956)	(11,974,672)
Conversion effect (depreciation)	254,338	345,043	(6,199)	593,182
Others increases (decreases) (1)	716,535	1,656,746	61,076	2,434,357
Write off (cost)	(293,531)	(264,372)	(250,557)	(808,460)
Write off (depreciation)	183,848	181,719	119,504	485,071
Sub-Total	6,914,195	(21,210)	2,378,966	9,271,951
Book Value	37,764,730	2,528,172	4,724,270	45,017,172
As of December 31, 2024
Historic cost	67,640,867	12,451,324	9,861,206	89,953,397
Accumulated depreciation	(29,876,137)	(9,923,152)	(5,136,936)	(44,936,225)
Book Value	37,764,730	2,528,172	4,724,270	45,017,172

As of December 31, 2025
Additions	8,511,775	3,760,456	1,991,906	14,264,137
Conversion effect historic (cost)	(3,403,254)	(2,891,210)	9,106	(6,285,358)
Depreciation (*)	(8,474,102)	(1,801,798)	(2,285,403)	(12,561,303)
Conversion effect (depreciation)	1,637,684	2,447,447	489	4,085,620
Others increases (decreases) (1)	2,684,517	806,554	189,060	3,680,131
Divestitures (cost)	(3,350,017)	(451,572)	(312,948)	(4,114,537)
Depreciation of disposals of assets for right of use	3,316,598	159,439	222,104	3,698,141
Sub-Total	923,201	2,029,316	(185,686)	2,766,831
Book Value	38,687,931	4,557,488	4,538,584	47,784,003
As of December 31, 2025
Historic cost	70,570,666	14,408,438	11,756,484	96,735,588
Accumulated depreciation	(31,882,735)	(9,850,950)	(7,217,900)	(48,951,585)
Book Value	38,687,931	4,557,488	4,538,584	47,784,003
(1)	It corresponds mainly to the financial effect of the application of IAS 29 “Financial Information in Hyperinflationary Economies.
(2)	See Note 1 - General information, letter C), number (3).
(*)	This amount includes ThCh$ 184,727 (ThCh$ 331,402 as of 2024) for depreciation activated by agricultural assets, associated to the cost of sale of wine.

Lease liabilities

Lease libialities that accrue interest classified by type of obligation and by their classification in the Consolidated Statement of Financial Position are the following:

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities (1)	9,689,870	42,232,779	9,451,551	39,782,317
Total	9,689,870	42,232,779	9,451,551	39,782,317

(1)	See Note 5 - Risk administration.

The most significant financial lease agreements are as follows:

CCU S.A.

In December, 2004, the Company sold a piece of land previously classified as investment property. As part of the transaction, the Company leased eleven floors of a building under construction on the mentioned piece of land.

The building was completed during 2007, and on June 28, 2007, the Company entered into a 25-years lease agreement with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., for a total amount of UF 688,635.63 with an annual interest rate of 7.07%. The current value of the agreement amounted to ThCh$ 10,403,632 as of December 31, 2007. The agreement also grants CCU the right or option to acquire the assets contained in the agreement (real estate, furniture and facilities) as from month 68 of the lease. The lease rentals committed are according to the conditions prevailing in the market.

At the time of sale, the Company recognized ThCh$ 3,108,950 as a gain for the building portion not leased by the Company and ThCh$ 2,276,677 as a liability that was deferred until completion of the building. At this time, the Company recorded the transaction as a financial lease.

On February 28, 2018, the Company carried out an amendment to the contract with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., recording a balance debt of UF 608,375, with 2.59% annual interest and maturity on February 5, 2048.

The book value, nominal value, and interest rates of these lease liabilities are as follows:

Current lease liabilities

As of December 31, 2025

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	17,361	35,321	52,682	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	161,035	491,723	652,758	Monthly	3.95
Subtotal							178,396	527,044	705,440
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	56,062	162,479	218,541	Monthly	6.30
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	112,186	297,096	409,282	Monthly	4.96
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,943,583	4,960,799	6,904,382	Monthly	3.28
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	77,179	231,532	308,711	Monthly	56.94
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	126,118	378,352	504,470	Monthly	8.09
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	21,408	67,499	88,907	Monthly	9.77
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	USD	91,571	327,334	418,905	Monthly	10.24
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	41,322	89,910	131,232	Monthly	7.71
Subtotal (leases IFRS )							2,469,429	6,515,001	8,984,430
Total							2,647,825	7,042,045	9,689,870
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	17,995	53,801	71,796	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	344,080	1,032,239	1,376,319	Monthly
Subtotal							362,075	1,086,040	1,448,115
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	61,603	167,161	228,764	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,153,072	5,468,102	7,621,174	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	158,702	432,019	590,721	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	194,584	447,643	642,227	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	157,491	468,116	625,607	Monthly
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	28,390	85,170	113,560	Monthly
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	USD	479,201	1,437,604	1,916,805	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	49,877	106,264	156,141	Monthly
Subtotal (leases IFRS )							3,282,920	8,612,079	11,894,999
Total							3,644,995	9,698,119	13,343,114

As of December 31, 2024

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,426	50,596	67,022	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	150,334	459,014	609,348	Monthly	3.95
Subtotal							166,760	509,610	676,370
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	266,922	126,904	393,826	Monthly	4.45
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,687,789	4,611,407	6,299,196	Monthly	4.09
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	165,634	381,028	546,662	Monthly	4.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	111,701	290,702	402,403	Monthly	65.93
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	196,759	590,279	787,038	Monthly	8.09
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	41,095	124,228	165,323	Monthly	9.53
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	45,183	135,550	180,733	Monthly	3.18
Subtotal (leases IFRS )							2,515,083	6,260,098	8,775,181
Total							2,681,843	6,769,708	9,451,551
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	17,933	53,801	71,734	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	332,723	998,169	1,330,892	Monthly
Subtotal							350,656	1,051,970	1,402,626
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	307,671	220,578	528,249	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,450,259	3,390,487	4,840,746	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	527,860	1,517,399	2,045,259	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	230,259	633,511	863,770	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	245,335	736,004	981,339	Monthly
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	51,708	150,184	201,892	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	54,132	162,396	216,528	Monthly
Subtotal (leases IFRS )							2,867,224	6,810,559	9,677,783
Total							3,217,880	7,862,529	11,080,409

Non-current lease liabilities

As of December 31, 2025

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Suppliers of PPE	Chile	UF	1,377,020	1,478,860	18,305,323	21,161,203	Monthly	3.95
Subtotal							1,377,020	1,478,860	18,305,323	21,161,203
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	139,434	-	-	139,434	Monthly	6.30
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	8,816,550	3,555,537	2,693,110	15,065,197	Monthly	3.28
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	495,625	355,927	734,015	1,585,567	Monthly	4.96
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	239,741	24,806	-	264,547	Monthly	56.94
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	923,992	230,998	-	1,154,990	Monthly	8.09
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	150,455	55,878	-	206,333	Monthly	9.77
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	USD	884,173	1,081,131	596,520	2,561,824	Monthly	10.24
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	93,684	-	-	93,684	Monthly	7.71
Subtotal (leases IFRS )							11,743,654	5,304,277	4,023,645	21,071,576
Total							13,120,674	6,783,137	22,328,968	42,232,779
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,752,638	2,752,638	23,626,813	29,132,089	Monthly
Subtotal							2,752,638	2,752,638	23,626,813	29,132,089
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	139,309	-	-	139,309	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	9,545,568	3,893,699	2,858,970	16,298,237	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	818,273	659,500	1,297,798	2,775,571	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	630,883	148,517	-	779,400	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	1,023,556	298,536	-	1,322,092	Monthly
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	173,024	54,508	-	227,532	Monthly
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	USD	1,585,533	77,114	118,883	1,781,530	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	108,722	-	-	108,722	Monthly
Subtotal (leases IFRS )							14,024,868	5,131,874	4,275,651	23,432,393
Total							16,777,506	7,884,512	27,902,464	52,564,482

As of December 31, 2024

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	52,636	-	-	52,636	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,285,168	1,379,838	18,428,958	21,093,964	Monthly	3.95
Subtotal							1,337,804	1,379,838	18,428,958	21,146,600
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	19,321	-	-	19,321	Monthly	4.45
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	7,623,227	4,241,420	1,422,083	13,286,730	Monthly	4.09
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	366,173	349,822	1,017,761	1,733,756	Monthly	4.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	326,100	107,311	-	433,411	Monthly	65.93
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	1,545,505	1,082,238	-	2,627,743	Monthly	8.09
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	157,168	93,548	-	250,716	Monthly	9.53
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	284,040	-	-	284,040	Monthly	3.18
Subtotal (leases IFRS )							10,321,534	5,874,339	2,439,844	18,635,717
Total							11,659,338	7,254,177	20,868,802	39,782,317
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Lease liabilities at nominal value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	CLP	53,800	-	-	53,800	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,661,784	2,661,784	24,177,873	29,501,441	Monthly
Subtotal							2,715,584	2,661,784	24,177,873	29,555,241
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	450,486	140,151	-	590,637	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	5,426,399	2,661,773	626,856	8,715,028	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	2,138,893	1,188,049	1,357,385	4,684,327	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	918,048	524,460	-	1,442,508	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	1,780,137	1,249,933	-	3,030,070	Monthly
0-E	CCU and subsidiaries	Paraguay	-	Suppliers of PPE	Paraguay	PYG	193,267	104,757	-	298,024	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	333,391	-	-	333,391	Monthly
Subtotal (leases IFRS )							11,240,621	5,869,123	1,984,241	19,093,985
Total							13,956,205	8,530,907	26,162,114	48,649,226

Below is the detail of future payments and the value of lease liabilities:

	As of December 31, 2025
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	3,644,995	997,170	2,647,825
3 months to 1 year	9,698,119	2,656,074	7,042,045
Over 1 year to 3 years	16,777,506	3,656,832	13,120,674
Over 3 years to 5 years	7,884,512	1,101,375	6,783,137
More than 5 years	27,902,464	5,573,496	22,328,968
Total	65,907,596	13,984,947	51,922,649

	As of December 31, 2024
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	3,217,880	536,037	2,681,843
3 months to 1 year	7,862,529	1,092,821	6,769,708
Over 1 year to 3 years	13,956,205	2,296,867	11,659,338
Over 3 years to 5 years	8,530,907	1,276,730	7,254,177
More than 5 years	26,162,114	5,293,312	20,868,802
Total	59,729,635	10,495,767	49,233,868

Reconciliation of liabilities arising from financing activities:

	As of December 31, 2024	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations	Increase through new leases	Others	As of December 31, 2025
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	41,257,611	(120,386,088)	(6,238,503)	206,962,105	6,768,325	584,439	-	-	(4,131,134)	124,816,755
Bond payable	98,433,154	(88,356,034)	(32,316,653)	-	31,972,403	2,273,048	-	-	29,052,862	41,058,780
Lease liabilities	9,451,551	(12,394,330)	(3,188,607)	-	3,225,524	1,857,453	-	3,326,170	7,412,109	9,689,870
Total others financial liabilities current	149,142,316	(221,136,452)	(41,743,763)	206,962,105	41,966,252	4,714,940	-	3,326,170	32,333,837	175,565,405
Non-current
Bank borrowings	166,647,324	(120,000,000)	-	-	-	3,866	-	-	(6,937,945)	39,713,245
Bond payable	1,059,003,920	-	-	-	-	(37,467,848)	-	-	(29,052,862)	992,483,210
Lease liabilities	39,782,317	-	-	-	-	615,311	-	10,937,967	(9,102,816)	42,232,779
Total others financial liabilities non-current	1,265,433,561	(120,000,000)	-	-	-	(36,848,671)	-	10,937,967	(45,093,623)	1,074,429,234
Total Others financial liabilities	1,414,575,877	(341,136,452)	(41,743,763)	206,962,105	41,966,252	(32,133,731)	-	14,264,137	(12,759,786)	1,249,994,639

	As of December 31, 2023	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations (1)	Increase through new leases	Others	As of December 31, 2024
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	24,494,870	(43,967,653)	(15,109,004)	52,903,303	13,662,655	1,304,411	-	-	7,969,029	41,257,611
Bond payable	38,650,859	-	(31,266,863)	-	31,803,416	1,755,653	-	-	57,490,089	98,433,154
Lease liabilities	7,142,360	(16,274,873)	(1,902,393)	-	1,598,887	2,204,844	119,480	3,626,892	12,936,354	9,451,551
Total others financial liabilities current	70,288,089	(60,242,526)	(48,278,260)	52,903,303	47,064,958	5,264,908	119,480	3,626,892	78,395,472	149,142,316
Non-current
Bank borrowings	174,074,170	(1,939,484)	-	-	-	8,762	-	-	(5,496,124)	166,647,324
Bond payable	1,050,838,488	(28,398,859)	-	-	-	94,054,380	-	-	(57,490,089)	1,059,003,920
Lease liabilities	34,061,739	-	-	-	-	3,803,328	-	15,701,568	(13,784,318)	39,782,317
Total others financial liabilities non-current	1,258,974,397	(30,338,343)	-	-	-	97,866,470	-	15,701,568	(76,770,531)	1,265,433,561
Total Others financial liabilities	1,329,262,486	(90,580,869)	(48,278,260)	52,903,303	47,064,958	103,131,378	119,480	19,328,460	1,624,941	1,414,575,877

(1)	See Note 1 - General Information letter C), number (8).

	As of December 31, 2022	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Additions for business combinations (1)	Increase through new leases	Others	As of December 31, 2023
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities
Current
Bank borrowings	134,737,116	(86,424,860)	(18,541,141)	68,928,016	13,887,323	2,258,552	-	-	(90,350,136)	24,494,870
Bond payable	30,871,086	(26,621,937)	(32,003,201)	-	32,044,502	660,734	-	-	33,699,675	38,650,859
Lease liabilities	9,120,616	(10,704,270)	(1,647,488)	-	1,808,779	(1,289,212)	26,767	3,224,024	6,603,144	7,142,360
Total others financial liabilities current	174,728,818	(123,751,067)	(52,191,830)	68,928,016	47,740,604	1,630,074	26,767	3,224,024	(50,047,317)	70,288,089
Non-current
Bank borrowings	84,839,970	(10,000,000)	-	8,219,455	-	6,775	-	-	91,007,970	174,074,170
Bond payable	1,081,682,928	(36,373,728)	-	-	-	39,228,963	-	-	(33,699,675)	1,050,838,488
Lease liabilities	31,306,552	-	-	-	-	2,824,911	-	8,872,038	(8,941,762)	34,061,739
Total others financial liabilities non-current	1,197,829,450	(46,373,728)	-	8,219,455	-	42,060,649	-	8,872,038	48,366,533	1,258,974,397
Total Others financial liabilities	1,372,558,268	(170,124,795)	(52,191,830)	77,147,471	47,740,604	43,690,723	26,767	12,096,062	(1,680,784)	1,329,262,486

(1)	See Note 1 - General Information letter C), number (12).